OPPENHEIMER VARIABLE ACCOUNT FUNDS

Supplement dated May 28, 2010
to the Statement of Additional Information dated April 30, 2010

This supplement amends the Statement of Additional Information of Oppenheimer Variable Account Funds (the "Trust"), dated April 30, 2010.

1. The section titled “Portfolio Managers,” beginning on page 47, is deleted in its entirety and replaced with the following:

Portfolio Managers. Each Fund's portfolio is managed by the following:

Fund Name	Portfolio Manager(s)
Balanced Fund/VA	Emmanuel Ferreira, Krishna Memani, Peter A. Strzalkowski
Capital Appreciation Fund/VA	Julie Van Cleave
Core Bond Fund/VA	Krishna Memani, Peter A. Strzalkowski
Global Securities Fund/VA	Rajeev Bhaman
Global Strategic Income Fund/VA	Arthur P. Steinmetz, Krishna Memani, Joseph Welsh, Caleb Wong
High Income Fund/VA	Joseph Welsh
Main Street Fund®/VA	Manind “Mani” Govil, Banjamin Ram
Main Street Small Cap Fund®/VA	Matthew Ziehl, Raman Vardharaj
Money Fund/VA	Carol E. Wolf and Christopher Proctor
Small- & Mid-Cap Growth Fund/VA	Ronald Zibelli, Jr.
Value Fund/VA	Mitch Williams, John Damian

Each of the above individuals is referred to as "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers". They are the persons who are responsible for the day-to-day management of each Fund's respective investments.

2. The first paragraph of the section titled “Other Accounts Managed" and its accompanying table, beginning on page 48, are deleted in their entirety and replaced with the following:

Other Accounts Managed. In addition to managing the Funds’ investment portfolio, Messrs. Bhaman, Damian, Ferreira, Govil, Memani, Proctor, Ram, Steinmetz, Strzalkowski, Vardharaj, Welsh, Williams, Wong, Ziehl and Zibellli and Ms. Van Cleave and Wolf also manage other investment portfolios or accounts on behalf of the Manager or its affiliates. The following tables provide information regarding those portfolios and accounts as of December 31, 2009, except that information for Ms. Van Cleave and Mr. Proctor is as of the most recent practicable date. Except for one registered investment company managed by Mr. Bhaman, no portfolio or account has a performance-based advisory fee:

Fund Name and Portfolio Managers	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Accounts Managed	Total Assets in Other Accounts Managed[1,2]
Balanced Fund/VA
Emmanuel Ferreira	3	$2,556	0	$0	0	$0
Krishna Memani	15	$19,603	0	$0	0	$0
Peter A. Strzalkowski	15	$14,764	0	$0	0	$0
Capital Appreciation Fund/VA
Julie Van Cleave[3]	8	$11,032	1	$136	1	$575
Core Bond Fund/VA
Krishna Memani	15	$19,963	0	$0	0	$0
Peter A Strzalkowski	15	$14,818	0	$0	0	$0
Global Securities Fund/VA
Rajeev Bhaman	8	$13,188	4	$516	2	$496
Global Strategic Income Fund/VA
Arthur P. Steinmetz	4	$21,352	2	$12	0	$0
Krishna Memani	15	$15,747	0	$0	0	$0
Joseph Welsh	5	$11,701	1	$51	0	$0
Caleb Wong	6	$10,469	1	$11	0	$0
High Income Fund/VA
Joseph Welsh	5	$15,967	1	$51	0	$0
Main Street Fund®/VA
Manind Govil	7	$9,742	0	$0	1	$296
Benjamin Ram	4	$1,333	0	$0	0	$0
Main Street Small Cap Fund®/VA
Matthew Ziehl	6	$4,444	0	$0	1	$115
Raman Vardharaj	6	$4,444	0	$0	1	$115
Money Fund/VA
Carol E. Wolf	4	$11,891	2	$648	0	$0
Christopher Proctor[4]	4	$9,795	0	$0	1	$171
Small- & Mid-Cap Growth Fund/VA
Ronald J. Zibelli, Jr.	2	$1,134	2	$71	0	$0
Value Fund/VA
Mitch Williams	8	$5,430	0	$0	4	$179
John Damian	12	$8,353	0	$0	1	$127

      1.     In millions.

2.     Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

3.     Assets as of March 31, 2010. Ms. Van Cleave became a portfolio manager of Oppenheimer Capital Appreciation Fund/VA on April 26, 2010.

4.      Assets as of April 30, 2010. Mr. Proctor became a portfolio manager of Oppenheimer Money Fund/VA on May 19, 2010.

3. The section titled “Ownership of Fund Shares,” on page 50, is deleted in its entirety and replaced with the following:

     Ownership of Fund Shares. As of May 19, 2010, the Portfolio Managers did not beneficially own any shares of the Funds, which are sold only through insurance companies to their contract owners.

May 28, 2010                                                                                 PX0660.002